Document and Entity information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Jun. 30, 2016
Registrant Name	FRANKLIN CALIFORNIA TAX FREE TRUST
Central Index Key	0000773478
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Nov. 01, 2016
Franklin California Tax-Free Trust-13 | FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FKCIX
Franklin California Tax-Free Trust-13 | FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FCCIX
Franklin California Tax-Free Trust-13 | FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND | ADVISOR
Risk/Return:
Trading Symbol	FRCZX